Commitments and Contingencies - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Dec. 24, 2019 USD ($)	Jun. 11, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 326,000
Upfront cash consideration paid to date		32,500 [1]		$ 390,000
Reassessment interest and penalties		$ 8,000
Percentage of reassessments interest and penalties		50.00%
Litigation of Settlement To Defendant		$ 41,500
Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
2013-2015 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential estimated cash taxes, interest and penalties		$ 2,000
Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28,000,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		98,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000
Reduced stream percentage of gold		0.909%
Current stream percentage of gold		10.00%
Amount of non-refundable advance		$ 2,000
Current stream percentage of silver		50.00%
Reduced stream percentage of silver		0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance			$ 2,000
Total upfront cash payment for early deposit silver streaming interest		$ 140,000
Upfront cash consideration paid to date		10,000
Unpaid upfront cash consideration with scheduled payment dates		4,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		65,000
Upfront cash consideration paid to date		7,000
Unpaid upfront cash consideration with no scheduled payment dates		58,000
Additional upfront consideration		$ 20,000
Mill throughput capacity | Tonnes_Per_Day		4,500
Additional payment condition		if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28,000,000
Estimated expansion payments		$ 113,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 570,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		40,000,000
Estimated expansion payments		$ 923,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		670,000
Mermato [member]
Disclosure of contingent liabilities [line items]
Total Upfront Cash Payment For Precious Metal Purchase Agreement		110,000
Upfront Cash Consideration To Be Paid upon extending mining permits		34,000
Upfront Cash Consideration To Be Paid Within 6 months of extending mining permits		4,000
Cozamin [member]
Disclosure of contingent liabilities [line items]
Total Upfront Cash Payment For Precious Metal Purchase Agreement		$ 150,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.